Equity Method Investments and Other Investments (Details) - USD ($)			1 Months Ended
	May 14, 2026	Nov. 30, 2025	Nov. 30, 2025	Mar. 31, 2026	Oct. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Equity Method Investments and Other Investments [Line Items]
Cash purchase price		$ 20,000,000
Investment amount				$ 1,318,195		$ 1,324,129	$ 1,311,010
Subscription price					$ 20,000,000
Capital raise			$ 200,000,000
Subsequent Event [Member]
Equity Method Investments and Other Investments [Line Items]
Percentage of disposed	13.09%
Cash payment	$ 3,000,000
KC-Glory JV [Member]
Equity Method Investments and Other Investments [Line Items]
Ownership percentage				51.00%
KC-Geotech JV [Member]
Equity Method Investments and Other Investments [Line Items]
Ownership percentage				51.00%
KC-CRFG JV [Member]
Equity Method Investments and Other Investments [Line Items]
Ownership percentage				35.00%
Cash purchase price		$ 3,000,000
Investment amount				$ 43,180,014
Reemag LLC [Member]
Equity Method Investments and Other Investments [Line Items]
Ownership percentage		13.09%	13.09%
Investment amount				$ 2,981,248
Reemag LLC [Member] | Subsequent Event [Member]
Equity Method Investments and Other Investments [Line Items]
Ownership percentage	13.09%
Reemag LLC [Member] | Initial Closing [Member]
Equity Method Investments and Other Investments [Line Items]
Ownership percentage		13.09%	13.09%
Reemag LLC [Member] | Second Closing [Member]
Equity Method Investments and Other Investments [Line Items]
Ownership percentage		20.06%	20.06%
Reemag LLC [Member] | Third Closing [Member]
Equity Method Investments and Other Investments [Line Items]
Ownership percentage		33.42%	33.42%
Reemag LLC [Member] | Fourth Closing [Member]
Equity Method Investments and Other Investments [Line Items]
Ownership percentage		50.10%	50.10%
Critical Minerals Investment [Member]
Equity Method Investments and Other Investments [Line Items]
Ownership percentage					20.00%